COMMITMENTS AND CONTINGENCIES	6 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company accounts for loss contingencies in accordance with ASC Topic 450 and other related guidelines.

We have confirmed that as of September 30, 2023 and March 31, 2024 and as at the date of the report, no enforcement of bank guarantees was made by our suppliers against us. The Company’s management is of the opinion that there are no contingencies to account for.

Commitments

As at September 30, 2023 and March 31, 2024, save as disclosed in note 6 in the consolidated financial statements, the Company did not have any significant capital and other commitments.